SUPPLEMENT TO THE

FIDELITY® UTILITIES FUND

A Fund of Fidelity Devonshire Trust

March 29, 2003

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information in the "Management Contract" section beginning on page 25.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

UIFB-03-02 August 14, 2003
1.712214.107

SUPPLEMENT TO THE

FIDELITY® STRUCTURED LARGE CAP VALUE FUND,
FIDELITY STRUCTURED MID CAP VALUE FUND,
FIDELITY STRUCTURED LARGE CAP GROWTH FUND,
AND FIDELITY STRUCTURED MID CAP GROWTH FUND

A Fund of Fidelity Devonshire Trust

March 29, 2003

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information in the "Management Contracts" section beginning on page 30.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

LMCB-03-02 August 14, 2003
1.774031.102

SUPPLEMENT TO THE

FIDELITY® EQUITY-INCOME FUND

A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2003

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 12.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 12.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

The following information supplements the similar information in the "Management Contract" section on page 27.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

EQUB-03-02 August 14, 2003
1.712070.106

SUPPLEMENT TO THE

FIDELITY® REAL ESTATE INVESTMENT PORTFOLIO

A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2003

The following information supplements the similar information in the "Management Contract" section on page 27.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

REAB-03-02 August 14, 2003
1.712071.106